SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2021
SUPPLEMENTAL CASH FLOW INFORMATION
22. SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental cash flow information was as follows:

Years Ended December 31,	2021	2020	2019
Interest paid	$913	$1,844	$4,341
Income taxes net of refunds	$124,984	$70,889	$70,095
Common stock issued for MIS	$997	—	—
Common stock issued for ACME	$2,551	—	—
Common stock issued for N&S	—	$(161)	$4,032
Common stock issued for PPI	—	—	$58,344
Common stock issued for DASCO	—	—	$6,891